Quarterly Report
March 31, 2021
MFS®  Total Return Series
MFS® Variable Insurance Trust
VTR-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 59.1%
Aerospace – 2.5%
Honeywell International, Inc.	132,715	$28,808,445
L3Harris Technologies, Inc.	80,550	16,325,874
Lockheed Martin Corp.	23,656	8,740,892
Northrop Grumman Corp.	32,523	10,525,744
		$64,400,955
Alcoholic Beverages – 0.4%
Diageo PLC	244,098	$10,060,065
Automotive – 1.2%
Aptiv PLC (a)	30,454	$4,199,607
Lear Corp.	88,964	16,124,725
LKQ Corp. (a)	263,897	11,170,760
		$31,495,092
Biotechnology – 0.2%
Vertex Pharmaceuticals, Inc. (a)	28,169	$6,053,236
Broadcasting – 0.3%
Discovery Communications, Inc., “A” (a)	109,117	$4,742,225
Omnicom Group, Inc.	35,108	2,603,258
		$7,345,483
Brokerage & Asset Managers – 3.4%
BlackRock, Inc.	10,990	$8,286,020
Blackstone Group, Inc.	109,834	8,185,928
Cboe Global Markets, Inc.	81,882	8,080,935
Charles Schwab Corp.	604,747	39,417,410
Invesco Ltd.	324,939	8,194,961
NASDAQ, Inc.	57,434	8,469,218
T. Rowe Price Group, Inc.	42,741	7,334,356
		$87,968,828
Business Services – 2.7%
Accenture PLC, “A”	85,072	$23,501,140
Amdocs Ltd.	141,003	9,891,360
Equifax, Inc.	45,108	8,170,412
Fidelity National Information Services, Inc.	96,596	13,582,364
Fiserv, Inc. (a)	123,351	14,683,703
		$69,828,979
Cable TV – 2.0%
Comcast Corp., “A”	980,955	$53,079,475
Chemicals – 1.2%
3M Co.	67,590	$13,023,241
PPG Industries, Inc.	119,517	17,958,625
		$30,981,866
Computer Software – 2.3%
Microsoft Corp.	214,618	$50,600,486
Oracle Corp.	132,120	9,270,860
		$59,871,346

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.6%
Masco Corp.	394,490	$23,629,951
Otis Worldwide Corp.	54,785	3,750,033
Stanley Black & Decker, Inc.	46,563	9,297,234
Vulcan Materials Co.	32,667	5,512,557
		$42,189,775
Consumer Products – 0.7%
Colgate-Palmolive Co.	126,072	$9,938,256
Kimberly-Clark Corp.	61,617	8,567,844
		$18,506,100
Electrical Equipment – 1.1%
Johnson Controls International PLC	494,108	$29,483,424
Electronics – 3.5%
Applied Materials, Inc.	117,041	$15,636,678
Intel Corp.	381,897	24,441,408
NXP Semiconductors N.V.	64,624	13,011,396
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	132,887	15,717,874
Texas Instruments, Inc.	112,901	21,337,160
		$90,144,516
Energy - Independent – 1.1%
ConocoPhillips	145,499	$7,707,082
Hess Corp.	175,590	12,424,749
Pioneer Natural Resources Co.	28,770	4,569,251
Valero Energy Corp.	68,427	4,899,373
		$29,600,455
Food & Beverages – 2.4%
Archer Daniels Midland Co.	165,884	$9,455,388
Constellation Brands, Inc., “A”	23,415	5,338,620
Danone S.A.	124,233	8,522,750
General Mills, Inc.	134,972	8,276,483
J.M. Smucker Co.	38,473	4,867,989
Mondelez International, Inc.	111,331	6,516,203
Nestle S.A.	112,207	12,505,830
PepsiCo, Inc.	52,675	7,450,879
		$62,934,142
Food & Drug Stores – 0.7%
Wal-Mart Stores, Inc.	126,050	$17,121,371
Health Maintenance Organizations – 1.6%
Cigna Corp.	176,689	$42,712,799
Insurance – 3.2%
Aon PLC	92,296	$21,238,233
Chubb Ltd.	146,242	23,101,849
Marsh & McLennan Cos., Inc.	63,209	7,698,856
Reinsurance Group of America, Inc.	31,957	4,028,180
Travelers Cos., Inc.	99,617	14,982,397
Willis Towers Watson PLC	54,204	12,406,211
		$83,455,726
Internet – 0.4%
Alphabet, Inc., “A” (a)	5,374	$11,083,982

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.3%
Electronic Arts, Inc.	63,934	$8,654,746
Machinery & Tools – 2.4%
Caterpillar, Inc.	38,659	$8,963,862
Eaton Corp. PLC	253,653	35,075,137
Ingersoll Rand, Inc. (a)	195,152	9,603,430
Trane Technologies PLC	57,797	9,568,871
		$63,211,300
Major Banks – 5.9%
Bank of America Corp.	849,082	$32,850,982
Goldman Sachs Group, Inc.	168,464	55,087,728
JPMorgan Chase & Co.	303,178	46,152,787
Morgan Stanley	59,959	4,656,416
PNC Financial Services Group, Inc.	80,846	14,181,197
		$152,929,110
Medical & Health Technology & Services – 1.5%
ICON PLC (a)	31,304	$6,147,166
McKesson Corp.	81,800	15,954,272
Quest Diagnostics, Inc.	120,703	15,491,023
		$37,592,461
Medical Equipment – 2.7%
Becton, Dickinson and Co.	33,519	$8,150,145
Danaher Corp.	103,022	23,188,192
Medtronic PLC	233,671	27,603,555
Thermo Fisher Scientific, Inc.	24,247	11,065,846
		$70,007,738
Metals & Mining – 0.2%
Rio Tinto PLC	71,514	$5,471,697
Natural Gas - Pipeline – 0.2%
Enterprise Products Partners LP	231,224	$5,091,552
Other Banks & Diversified Financials – 2.5%
Northern Trust Corp.	82,175	$8,637,414
Truist Financial Corp.	617,550	36,015,516
U.S. Bancorp	358,944	19,853,193
		$64,506,123
Pharmaceuticals – 3.6%
Bayer AG	72,825	$4,608,286
Johnson & Johnson	284,820	46,810,167
Merck & Co., Inc.	394,444	30,407,688
Roche Holding AG	35,867	11,591,361
		$93,417,502
Railroad & Shipping – 1.1%
Union Pacific Corp.	131,192	$28,916,029
Real Estate – 0.5%
Public Storage, Inc., REIT	16,561	$4,086,592
STORE Capital Corp., REIT	271,383	9,091,331
		$13,177,923

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 0.8%
Axalta Coating Systems Ltd. (a)	341,463	$10,100,475
DuPont de Nemours, Inc.	123,632	9,554,281
		$19,654,756
Specialty Stores – 0.9%
Home Depot, Inc.	46,640	$14,236,860
Target Corp.	43,175	8,551,672
		$22,788,532
Telecommunications - Wireless – 0.4%
T-Mobile USA, Inc. (a)	90,433	$11,330,351
Tobacco – 1.0%
Philip Morris International, Inc.	294,782	$26,158,955
Trucking – 0.2%
United Parcel Service, Inc., “B”	33,646	$5,719,484
Utilities - Electric Power – 2.4%
Duke Energy Corp.	210,700	$20,338,871
Exelon Corp.	235,270	10,290,710
PG&E Corp. (a)	734,906	8,605,749
Pinnacle West Capital Corp.	67,005	5,450,857
Southern Co.	269,512	16,752,866
		$61,439,053
Total Common Stocks		$1,538,384,927
Bonds – 39.0%
Aerospace – 0.2%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$1,108,000	$1,175,301
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	591,000	644,582
L3Harris Technologies, Inc., 3.85%, 6/15/2023	2,215,000	2,363,020
Raytheon Technologies Corp., 4.125%, 11/16/2028	1,570,000	1,767,018
		$5,949,921
Apparel Manufacturers – 0.0%
NIKE, Inc., “B”, 3.25%, 3/27/2040	$773,000	$809,638
Asset-Backed & Securitized – 5.0%
ALM Loan Funding, CLO, 2013-7R2A, “A1B2”, FLR, 1.641% (LIBOR - 3mo. + 1.4%), 10/15/2027 (n)	$4,410,000	$4,336,860
Arbor Realty Trust, Inc., CLO, 2020-FL1, “AS”, FLR, 1.506% (LIBOR - 1mo. + 1.4%), 2/15/2035 (n)	1,150,000	1,149,694
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 1.33% (LIBOR - 1mo. + 1.2%) 12/15/2035 (n)	2,115,000	2,104,425
AREIT CRE Trust, 2018-CRE2, “A”, FLR, 1.086% (LIBOR - 1mo. + 0.98%), 11/14/2035 (n)	1,208,140	1,207,455
AREIT CRE Trust, 2019-CRE3, “AS”, FLR, 1.406% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	3,366,000	3,361,920
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	3,880,000	3,966,392
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 1.406% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	3,469,924	3,469,923
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.709% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	961,524	1,006,475
BDS Ltd., 2019-FL4, “A”, FLR, 1.208% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	2,416,000	2,412,980
BPCRE Holder LLC, 0.956%, 2/15/2037 (n)	1,310,500	1,310,904
BSPRT Issuer Ltd., 2021-FL6, “AS”, FLR, 1.403% (LIBOR - 1mo. + 1.3%) 3/15/2036 (n)	4,964,000	4,951,590
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	1,563,000	1,552,703
CHCP 2021-FL1 Ltd., “AS”, FLR, 1.406% (LIBOR - 1mo. + 1.3%) 2/15/2038 (n)	2,203,500	2,205,574
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	449,535	452,069
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	2,789,000	3,066,292
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	4,357,546
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,316,427	2,500,374
Cutwater Ltd., 2015-1A, “AR”, FLR, 1.461% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	4,013,307	4,013,376

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 1.141% (LIBOR - 3mo. + 0.9%), 4/15/2029 (n)	$2,088,000	$2,085,549
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 1.261% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	4,414,000	4,415,850
Exantas Capital Corp. CLO Ltd., 2019-RS07, “A”, FLR, 1.108% (LIBOR - 1mo. + 1%), 4/15/2036 (n)	193,048	192,770
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	720,000	726,521
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 1.741% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	1,330,000	1,333,430
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.458% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	1,286,138	1,286,137
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	496,240	500,371
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	219,164	231,216
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	4,243,101	4,578,446
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052	2,182,474	2,292,209
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.91%, 2/13/2053	2,001,659	2,090,076
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	4,880,000	5,276,867
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	3,256,792	3,481,747
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.208% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)	2,167,945	2,167,945
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.239% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	3,160,308	3,158,058
MF1 CLO Ltd., 2021-FL5, “AS”, FLR, 1.308% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	5,459,500	5,459,500
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “A”, FLR, 1.806% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	1,701,000	1,713,138
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,600,004	1,746,242
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,456,742	1,589,373
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 2.023% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	4,534,203	4,541,480
Neuberger Berman CLO Ltd., 2015-20, “AR”, FLR, 1.041% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	1,615,752	1,613,380
Oaktree CLO Ltd., 2015-1A, “A2AR”, FLR, 1.574% (LIBOR - 3mo. + 1.35%), 10/20/2027 (n)	809,537	809,131
PFP III Ltd., 2021-7, “AS”, FLR, 1.25% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	3,912,500	3,897,828
Ready Capital Mortgage Financing LLC, 2021-FL5, FLR, 1.11% (LIBOR - 1mo. + 1%) 4/25/2038 (n)	3,140,000	3,140,066
Residential Funding Mortgage Securities, Inc., FGIC, 5.32%, 12/25/2035	101,573	100,878
Santander Retail Auto Lease Trust, 2020-A, “B”, 1.88%, 3/20/2024 (n)	1,631,000	1,668,843
Sound Point CLO Ltd., 2015-3A, “AR”, FLR, 1.114% (LIBOR - 3mo. + 0.89%), 1/20/2028 (n)	208,559	208,516
TPG Real Estate Finance Trust (TRTX), 2021-FL4, “A”, FLR, 1.306% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)	5,181,500	5,184,738
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	2,950,000	3,271,846
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	2,461,404	2,549,683
Verizon Owner Trust, 2020-A, “B”, 1.98%, 7/22/2024	2,616,000	2,687,401
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	852,217	855,106
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,315,766	4,693,514
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	3,579,870	3,784,266
		$130,758,673
Automotive – 0.5%
General Motors Co., 6.75%, 4/01/2046	$992,000	$1,335,852
Hyundai Capital America, 2.65%, 2/10/2025 (n)	943,000	973,784
Hyundai Capital America, 3%, 2/10/2027 (n)	1,629,000	1,693,954
Lear Corp., 3.8%, 9/15/2027	2,187,000	2,379,912
Lear Corp., 4.25%, 5/15/2029	769,000	851,458
Magna International, Inc., 2.45%, 6/15/2030	2,229,000	2,231,149
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	3,867,000	4,150,498
		$13,616,607
Broadcasting – 0.1%
RELX Capital, Inc., 3%, 5/22/2030	$620,000	$642,586
Walt Disney Co., 3.5%, 5/13/2040	1,460,000	1,540,827
Walt Disney Co., 3.6%, 1/13/2051	893,000	942,215
		$3,125,628
Brokerage & Asset Managers – 0.4%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$658,000	$679,474
E*TRADE Financial Corp., 4.5%, 6/20/2028	975,000	1,111,589
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	358,000	367,168
Intercontinental Exchange, Inc., 4%, 10/15/2023	935,000	1,014,381
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	2,155,000	2,074,705
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	634,000	579,679

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	$1,462,000	$1,476,391
Raymond James Financial, Inc., 4.95%, 7/15/2046	2,057,000	2,514,472
		$9,817,859
Building – 0.3%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$1,146,000	$1,316,100
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	815,000	891,726
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	223,000	221,636
Masco Corp., 2%, 2/15/2031	4,244,000	4,021,561
Vulcan Materials Co., 3.5%, 6/01/2030	380,000	407,176
		$6,858,199
Business Services – 0.7%
Equinix, Inc., 2.625%, 11/18/2024	$2,863,000	$3,014,965
Equinix, Inc., 1.8%, 7/15/2027	1,829,000	1,793,367
Fiserv, Inc., 2.65%, 6/01/2030	427,000	429,739
Fiserv, Inc., 4.4%, 7/01/2049	1,461,000	1,680,975
Global Payments, Inc., 1.2%, 3/01/2026	2,357,000	2,319,222
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)	1,814,000	1,750,664
Verisk Analytics, Inc., 4.125%, 3/15/2029	2,176,000	2,416,653
Visa, Inc., 3.15%, 12/14/2025	4,139,000	4,512,188
Western Union Co., 2.85%, 1/10/2025	578,000	605,683
		$18,523,456
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	$2,122,000	$2,012,726
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	430,000	498,365
Comcast Corp., 2.8%, 1/15/2051	964,000	880,901
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	1,333,000	1,232,485
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,526,000	3,653,130
		$8,277,607
Chemicals – 0.1%
Sherwin-Williams Co., 2.3%, 5/15/2030	$1,590,000	$1,564,808
Sherwin-Williams Co., 4.5%, 6/01/2047	1,060,000	1,234,868
		$2,799,676
Computer Software – 0.1%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$1,640,000	$1,859,716
Microsoft Corp., 2.525%, 6/01/2050	2,011,000	1,831,377
		$3,691,093
Computer Software - Systems – 0.2%
Apple, Inc., 2.85%, 5/11/2024	$1,909,000	$2,036,068
Apple, Inc., 2.05%, 9/11/2026	376,000	388,482
Apple, Inc., 3.35%, 2/09/2027	518,000	568,828
Apple, Inc., 3.85%, 5/04/2043	1,148,000	1,294,938
		$4,288,316
Conglomerates – 0.3%
Carrier Global Corp., 3.377%, 4/05/2040	$2,936,000	$2,906,159
Roper Technologies, Inc., 4.2%, 9/15/2028	791,000	890,149
Roper Technologies, Inc., 2.95%, 9/15/2029	482,000	501,625
Roper Technologies, Inc., 2%, 6/30/2030	1,526,000	1,452,255
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	808,000	854,484
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	1,803,000	2,053,146
		$8,657,818

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.2%
Kimberly-Clark Corp., 3.1%, 3/26/2030	$252,000	$270,665
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	2,852,000	3,035,703
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	1,097,000	1,160,035
		$4,466,403
Consumer Services – 0.5%
Amazon.com, Inc., 2.5%, 6/03/2050	$1,592,000	$1,418,324
Booking Holdings, Inc., 2.75%, 3/15/2023	3,370,000	3,511,577
Booking Holdings, Inc., 4.5%, 4/13/2027	458,000	531,163
Booking Holdings, Inc., 4.625%, 4/13/2030	1,430,000	1,664,653
Experian Finance PLC, 4.25%, 2/01/2029 (n)	1,699,000	1,905,497
IHS Markit Ltd., 3.625%, 5/01/2024	336,000	360,469
IHS Markit Ltd., 4.75%, 2/15/2025 (n)	555,000	621,323
IHS Markit Ltd., 4%, 3/01/2026 (n)	1,759,000	1,936,659
IHS Markit Ltd., 4.25%, 5/01/2029	506,000	570,507
		$12,520,172
Electronics – 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	$2,737,000	$2,904,405
Broadcom, Inc., 4.15%, 11/15/2030	595,000	642,900
Broadcom, Inc., 4.3%, 11/15/2032	1,558,000	1,694,881
Broadcom, Inc., 3.469%, 4/15/2034 (n)	1,205,000	1,212,245
Intel Corp., 4.75%, 3/25/2050	2,141,000	2,681,906
		$9,136,337
Energy - Independent – 0.0%
Diamondback Energy, Inc., 4.4%, 3/24/2051	$360,000	$366,846
Energy - Integrated – 0.1%
Eni S.p.A., 4.75%, 9/12/2028 (n)	$1,944,000	$2,229,630
Total Capital International S.A., 3.127%, 5/29/2050	1,732,000	1,625,249
		$3,854,879
Financial Institutions – 0.3%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$362,000	$393,854
AerCap Ireland Capital DAC, 3.65%, 7/21/2027	2,329,000	2,442,600
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	682,000	712,651
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	728,000	721,666
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	2,285,000	2,483,702
		$6,754,473
Food & Beverages – 0.5%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$2,309,000	$3,638,286
Constellation Brands, Inc., 3.5%, 5/09/2027	2,322,000	2,524,656
Diageo Capital PLC, 2.375%, 10/24/2029	2,618,000	2,641,137
General Mills, Inc., 4%, 4/17/2025	2,134,000	2,358,739
General Mills, Inc., 2.875%, 4/15/2030	435,000	448,766
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	357,000	377,492
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050	732,000	775,613
PepsiCo, Inc., 3.5%, 3/19/2040	567,000	608,552
		$13,373,241
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$1,593,000	$1,785,673
Las Vegas Sands Corp., 3.9%, 8/08/2029	918,000	945,163
Marriott International, Inc., 4%, 4/15/2028	1,950,000	2,075,345
Marriott International, Inc., 4.625%, 6/15/2030	1,724,000	1,927,357
Marriott International, Inc., 2.85%, 4/15/2031	7,000	6,879
		$6,740,417

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 0.0%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$731,000	$778,486
Insurance - Health – 0.0%
UnitedHealth Group, Inc., 3.5%, 8/15/2039	$732,000	$786,119
Insurance - Property & Casualty – 0.5%
American International Group, Inc., 4.875%, 6/01/2022	$3,154,000	$3,312,052
American International Group, Inc., 4.125%, 2/15/2024	2,315,000	2,533,311
Aon Corp., 3.75%, 5/02/2029	3,777,000	4,153,314
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	914,000	946,362
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	1,087,000	1,117,899
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	832,000	1,023,541
		$13,086,479
International Market Quasi-Sovereign – 0.3%
Temasek Financial I Ltd. (Republic of Singapore), 2.375%, 1/23/2023 (n)	$6,400,000	$6,626,776
Internet – 0.0%
Alphabet, Inc., 1.9%, 8/15/2040	$947,000	$815,912
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,679,000	$1,830,097
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	453,310
		$2,283,407
Major Banks – 2.0%
Bank of America Corp., 4.1%, 7/24/2023	$3,423,000	$3,697,714
Bank of America Corp., 4.125%, 1/22/2024	4,515,000	4,934,520
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	1,626,000	1,746,668
Bank of America Corp., 3.5%, 4/19/2026	1,361,000	1,491,324
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR + 1.93%) to 6/19/2041	1,986,000	1,855,406
Bank of New York Mellon Corp., 1.6%, 4/24/2025	1,842,000	1,876,507
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	5,003,000	5,060,387
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 3/02/2071	442,000	439,790
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 3/02/2071	1,122,000	1,105,170
JPMorgan Chase & Co., 3.2%, 1/25/2023	4,859,000	5,103,762
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	3,707,000	4,090,877
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	558,000	567,515
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR + 2.46%) to 4/22/2041	2,876,000	2,854,280
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	1,100,000	1,206,941
Morgan Stanley, 3.125%, 1/23/2023	370,000	387,395
Morgan Stanley, 3.875%, 4/29/2024	1,358,000	1,482,736
Morgan Stanley, 4%, 7/23/2025	1,063,000	1,179,215
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	4,212,000	4,282,848
PNC Bank N.A., 2.7%, 10/22/2029	835,000	849,653
Royal Bank of Canada, 1.15%, 6/10/2025	2,774,000	2,766,654
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	404,000	429,666
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	3,816,000	3,607,659
		$51,016,687
Medical & Health Technology & Services – 0.7%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$302,000	$302,620
Alcon, Inc., 3.8%, 9/23/2049 (n)	1,564,000	1,617,798
Becton, Dickinson and Co., 4.669%, 6/06/2047	1,805,000	2,148,695
Cigna Corp., 3.2%, 3/15/2040	556,000	555,196
HCA, Inc., 4.125%, 6/15/2029	2,120,000	2,347,922
HCA, Inc., 5.125%, 6/15/2039	2,264,000	2,705,008
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	578,000	591,385

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	$1,476,000	$1,581,921
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	1,404,000	1,598,077
Northwell Healthcare, Inc., 3.979%, 11/01/2046	153,000	162,538
Northwell Healthcare, Inc., 4.26%, 11/01/2047	1,205,000	1,351,755
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	1,174,000	1,256,365
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027	2,267,000	2,454,847
		$18,674,127
Medical Equipment – 0.3%
Boston Scientific Corp., 3.75%, 3/01/2026	$2,370,000	$2,615,614
Boston Scientific Corp., 2.65%, 6/01/2030	1,590,000	1,602,351
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	2,600,000	2,816,057
		$7,034,022
Metals & Mining – 0.3%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	$1,071,000	$1,277,991
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	2,667,000	2,612,247
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	1,244,000	1,330,296
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	1,695,000	1,628,766
		$6,849,300
Midstream – 0.6%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$1,524,000	$1,605,228
Enbridge, Inc., 2.5%, 1/15/2025	969,000	1,009,381
Enterprise Products Operating LLC, 4.2%, 1/31/2050	774,000	815,841
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	2,495,000	2,417,028
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	1,207,000	1,310,221
ONEOK, Inc., 4.95%, 7/13/2047	2,331,000	2,434,356
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,571,000	1,598,845
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	1,561,000	1,775,975
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	512,000	574,190
Spectra Energy Partners LP, 3.375%, 10/15/2026	828,000	889,829
		$14,430,894
Mortgage-Backed – 12.0%
Fannie Mae, 6%, 2/01/2021 - 7/01/2037	$3,531,533	$4,108,872
Fannie Mae, 5.5%, 5/01/2022 - 4/01/2040	6,722,145	7,740,237
Fannie Mae, 2.59%, 5/01/2023	428,929	443,204
Fannie Mae, 5%, 12/01/2023 - 3/01/2041	2,709,782	3,120,375
Fannie Mae, 3.5%, 5/25/2025 - 7/01/2046	17,073,869	18,404,672
Fannie Mae, 2.7%, 7/01/2025	367,000	391,328
Fannie Mae, 3.43%, 6/01/2026	554,470	609,979
Fannie Mae, 2.66%, 12/25/2026	1,570,815	1,675,517
Fannie Mae, 3%, 11/01/2028 - 9/01/2050	11,164,058	11,733,586
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	1,127,818	1,298,527
Fannie Mae, 2.5%, 11/01/2031 - 3/01/2051	5,820,873	5,998,760
Fannie Mae, 3%, 2/25/2033 (i)	444,782	44,659
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	6,496,498	7,277,089
Fannie Mae, 3.25%, 5/25/2040	168,774	181,644
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	12,169,556	13,370,862
Fannie Mae, 2%, 10/25/2040 - 2/01/2051	1,218,419	1,235,784
Fannie Mae, 4%, 7/25/2046 (i)	402,790	76,950
Fannie Mae, TBA, 2%, 4/19/2036 - 5/13/2051	43,800,000	43,810,237
Fannie Mae, TBA, 2.5%, 4/19/2036 - 5/13/2051	27,325,000	28,118,333
Fannie Mae, TBA, 3%, 4/19/2036 - 6/14/2051	21,125,000	22,032,223
Fannie Mae, TBA, 1.5%, 5/18/2036	1,850,000	1,854,876
Fannie Mae, TBA, 3.5%, 4/14/2051 - 5/13/2051	1,875,000	1,980,527
Fannie Mae, TBA, 4%, 4/14/2051 - 5/13/2051	3,475,000	3,729,434
Freddie Mac, 6%, 5/01/2021 - 6/01/2037	1,294,068	1,511,119

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 5.5%, 10/01/2021 - 2/01/2037	$1,060,724	$1,220,491
Freddie Mac, 5%, 12/01/2021 - 1/15/2040	1,714,620	1,984,583
Freddie Mac, 2.791%, 1/25/2022	1,469,430	1,490,317
Freddie Mac, 2.51%, 11/25/2022	1,503,000	1,550,745
Freddie Mac, 3.111%, 2/25/2023	2,136,000	2,233,027
Freddie Mac, 3.32%, 2/25/2023	745,000	782,775
Freddie Mac, 3.25%, 4/25/2023	2,474,000	2,600,968
Freddie Mac, 3.06%, 7/25/2023	175,000	184,602
Freddie Mac, 3.458%, 8/25/2023	1,642,000	1,749,174
Freddie Mac, 0.88%, 4/25/2024 (i)	5,274,405	111,665
Freddie Mac, 0.504%, 7/25/2024 (i)	14,179,000	237,502
Freddie Mac, 0.604%, 7/25/2024 (i)	5,053,075	77,074
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	1,227,617	1,365,656
Freddie Mac, 0.315%, 8/25/2024 (i)	15,246,000	186,015
Freddie Mac, 0.411%, 8/25/2024 (i)	27,787,123	319,594
Freddie Mac, 3.064%, 8/25/2024	794,000	849,960
Freddie Mac, 0.36%, 10/25/2024 (i)	19,524,899	208,169
Freddie Mac, 3.171%, 10/25/2024	1,304,000	1,409,595
Freddie Mac, 0.278%, 11/25/2024 (i)	15,385,000	160,455
Freddie Mac, 2.67%, 12/25/2024	1,561,000	1,663,032
Freddie Mac, 3.329%, 5/25/2025	2,660,000	2,909,258
Freddie Mac, 3.01%, 7/25/2025	423,000	457,639
Freddie Mac, 3.151%, 11/25/2025	1,001,000	1,090,586
Freddie Mac, 0.635%, 6/25/2027 (i)	13,682,000	538,149
Freddie Mac, 0.75%, 6/25/2027 (i)	4,678,315	193,030
Freddie Mac, 3.117%, 6/25/2027	1,114,000	1,219,726
Freddie Mac, 0.576%, 7/25/2027 (i)	12,035,425	400,048
Freddie Mac, 0.329%, 8/25/2027 (i)	9,650,000	216,277
Freddie Mac, 0.431%, 8/25/2027 (i)	6,670,341	171,749
Freddie Mac, 0.279%, 9/25/2027 (i)	10,419,000	201,289
Freddie Mac, 3.187%, 9/25/2027	754,000	830,344
Freddie Mac, 0.196%, 11/25/2027 (i)	16,290,000	238,898
Freddie Mac, 0.29%, 11/25/2027 (i)	11,619,069	209,799
Freddie Mac, 0.325%, 11/25/2027 (i)	10,414,516	215,658
Freddie Mac, 0.24%, 12/25/2027 (i)	10,109,000	178,663
Freddie Mac, 0.288%, 12/25/2027 (i)	11,210,000	227,254
Freddie Mac, 0.368%, 12/25/2027 (i)	17,786,500	406,132
Freddie Mac, 3.65%, 2/25/2028	904,000	1,021,852
Freddie Mac, 3.9%, 4/25/2028	1,667,000	1,909,019
Freddie Mac, 1.089%, 7/25/2029 (i)	829,687	66,390
Freddie Mac, 1.144%, 8/25/2029 (i)	5,221,076	438,283
Freddie Mac, 1.799%, 4/25/2030 (i)	900,000	129,713
Freddie Mac, 1.868%, 4/25/2030 (i)	2,701,417	407,711
Freddie Mac, 1.662%, 5/25/2030 (i)	1,301,002	177,293
Freddie Mac, 1.796%, 5/25/2030 (i)	3,334,078	484,246
Freddie Mac, 1.341%, 6/25/2030 (i)	1,327,631	147,259
Freddie Mac, 1.6%, 8/25/2030 (i)	1,191,673	159,700
Freddie Mac, 1.169%, 9/25/2030 (i)	775,587	77,194
Freddie Mac, 1.081%, 11/25/2030 (i)	1,356,411	126,970
Freddie Mac, 0.423%, 1/25/2031 (i)	5,333,470	147,765
Freddie Mac, 0.936%, 1/25/2031 (i)	1,493,151	121,953
Freddie Mac, 0.781%, 2/25/2031 (i)	2,233,850	155,427
Freddie Mac, 0.307%, 11/25/2032 (i)	8,835,438	243,665
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	667,943	759,574
Freddie Mac, 5.5%, 2/15/2036 (i)	89,125	16,442
Freddie Mac, 4%, 8/01/2037 - 8/01/2047	6,179,723	6,760,408
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	11,713,134	12,636,350
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	13,563,926	14,375,368
Freddie Mac, 4.5%, 12/15/2040 (i)	85,992	8,102

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 4%, 8/15/2044 (i)	$111,555	$14,387
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	1,406,679	1,659,866
Ginnie Mae, 5.5%, 5/15/2033 - 10/15/2035	855,378	984,682
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	2,149,470	2,436,006
Ginnie Mae, 5%, 7/20/2033 - 12/15/2034	282,454	328,376
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	2,334,824	2,582,791
Ginnie Mae, 3.5%, 12/15/2041 - 3/20/2048	6,342,778	6,880,176
Ginnie Mae, 3%, 4/20/2045 - 9/20/2050	11,316,553	11,933,864
Ginnie Mae, 2.5%, 12/20/2050	4,580,377	4,726,825
Ginnie Mae, 0.566%, 2/16/2059 (i)	3,514,299	156,027
Ginnie Mae, TBA, 2.5%, 2/20/2051 - 5/15/2051	9,868,060	10,169,526
Ginnie Mae, TBA, 2%, 4/15/2051	6,050,000	6,105,419
Ginnie Mae, TBA, 3.5%, 4/15/2051 - 5/20/2051	7,500,000	7,917,111
Ginnie Mae, TBA, 4%, 5/15/2051	1,425,000	1,523,191
Ginnie Mae, TBA, 3%, 5/20/2051	3,825,000	3,985,994
		$312,613,617
Municipals – 0.4%
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029	$2,750,000	$3,517,697
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	3,685,000	5,789,662
State of Florida, “A”, 2.154%, 7/01/2030	1,437,000	1,435,828
		$10,743,187
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$486,000	$622,801
Natural Gas - Pipeline – 0.2%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$3,344,000	$3,640,006
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	253,000	279,898
		$3,919,904
Network & Telecom – 0.2%
AT&T, Inc., 3.65%, 9/15/2059 (n)	$1,786,000	$1,626,925
Verizon Communications, Inc., 2.1%, 3/22/2028	273,000	274,417
Verizon Communications, Inc., 2.55%, 3/21/2031	512,000	510,635
Verizon Communications, Inc., 4.272%, 1/15/2036	1,477,000	1,667,765
Verizon Communications, Inc., 4.812%, 3/15/2039	1,877,000	2,241,430
		$6,321,172
Oils – 0.3%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$1,114,000	$1,232,491
Phillips 66 Co., 2.15%, 12/15/2030	3,438,000	3,249,932
Valero Energy Corp., 4.9%, 3/15/2045	2,359,000	2,644,279
		$7,126,702
Other Banks & Diversified Financials – 0.4%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$2,890,000	$3,109,524
Branch Banking & Trust Co., 2.25%, 3/11/2030	2,707,000	2,639,605
Capital One Financial Corp., 3.75%, 3/09/2027	1,728,000	1,895,935
Citigroup, Inc., 2.666% to 1/29/2030, FLR (SOFR + 1.146%) to 1/29/2031	2,869,000	2,880,551
		$10,525,615
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$1,245,000	$1,388,801
Republic Services, Inc., 1.45%, 2/15/2031	998,000	911,647
		$2,300,448
Real Estate - Office – 0.0%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032	$1,316,000	$1,260,554

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 0.0%
Prologis LP, REIT, 2.25%, 4/15/2030	$717,000	$708,441
Real Estate - Retail – 0.2%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$172,000	$185,572
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	1,681,000	1,809,487
Realty Income Corp., REIT, 3.25%, 1/15/2031	569,000	600,183
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	1,552,000	1,584,311
		$4,179,553
Retailers – 0.3%
Best Buy Co., Inc., 4.45%, 10/01/2028	$2,037,000	$2,321,163
Home Depot, Inc., 3.9%, 6/15/2047	1,113,000	1,247,245
Target Corp., 2.25%, 4/15/2025	2,872,000	3,007,935
		$6,576,343
Specialty Stores – 0.0%
TJX Cos., Inc., 3.75%, 4/15/2027	$378,000	$420,669
TJX Cos., Inc., 3.875%, 4/15/2030	453,000	504,045
		$924,714
Telecommunications - Wireless – 0.6%
American Tower Corp., REIT, 3%, 6/15/2023	$938,000	$986,994
American Tower Corp., REIT, 3.6%, 1/15/2028	1,138,000	1,226,910
American Tower Corp., REIT, 3.1%, 6/15/2050	1,568,000	1,436,750
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	3,121,000	3,157,369
Crown Castle International Corp., 1.35%, 7/15/2025	701,000	699,253
Crown Castle International Corp., 3.65%, 9/01/2027	2,565,000	2,793,674
T-Mobile USA, Inc., 2.05%, 2/15/2028 (n)	1,589,000	1,560,700
T-Mobile USA, Inc., 4.5%, 4/15/2050 (n)	2,244,000	2,514,716
		$14,376,366
Telephone Services – 0.1%
Deutsche Telekom AG, 3.625%, 1/21/2050 (n)	$1,281,000	$1,296,248
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$1,826,000	$2,627,755
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.35%, 7/01/2023	$873	$903
Small Business Administration, 4.77%, 4/01/2024	71,126	73,925
Small Business Administration, 5.18%, 5/01/2024	93,654	98,249
Small Business Administration, 5.52%, 6/01/2024	5,695	5,998
Small Business Administration, 4.99%, 9/01/2024	105,202	110,381
Small Business Administration, 4.95%, 3/01/2025	3,809	4,001
Small Business Administration, 5.11%, 8/01/2025	359,708	381,993
		$675,450
U.S. Treasury Obligations – 7.9%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$5,500,000	$4,665,547
U.S. Treasury Bonds, 2.875%, 5/15/2043	9,096,000	9,927,076
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	9,977,249
U.S. Treasury Bonds, 3%, 11/15/2045	3,638,000	4,051,112
U.S. Treasury Bonds, 3%, 2/15/2048	8,760,000	9,789,642
U.S. Treasury Bonds, 2.875%, 5/15/2049	900,000	985,359
U.S. Treasury Bonds, 2.375%, 11/15/2049	25,865,000	25,622,516
U.S. Treasury Notes, 0.125%, 12/31/2022	55,000,000	54,974,219
U.S. Treasury Notes, 1.375%, 1/31/2025	48,500,000	49,884,902

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 0.375%, 11/30/2025	$37,600,000	$36,761,344
		$206,638,966
Utilities - Electric Power – 0.9%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$1,704,000	$1,828,130
Berkshire Hathaway Energy Co., 4.25%, 10/15/2050	257,000	293,523
Duke Energy Corp., 2.65%, 9/01/2026	345,000	360,817
Enel Finance International N.V., 2.65%, 9/10/2024	1,020,000	1,072,817
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	1,916,000	2,230,703
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	392,000	462,550
Evergy, Inc., 2.9%, 9/15/2029	1,644,000	1,674,377
Exelon Corp., 4.05%, 4/15/2030	1,913,000	2,122,045
FirstEnergy Corp., 3.4%, 3/01/2050	1,078,000	937,860
Georgia Power Co., 3.7%, 1/30/2050	147,000	150,272
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	1,333,000	1,456,118
Northern States Power Co., 2.6%, 6/01/2051	1,912,000	1,706,144
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	2,486,000	3,074,317
Pacific Gas & Electric Co., 2.1%, 8/01/2027	480,000	469,828
Pacific Gas & Electric Co., 3.3%, 8/01/2040	926,000	834,695
PPL Capital Funding, Inc., 5%, 3/15/2044	766,000	910,747
PPL Corp., 3.4%, 6/01/2023	2,600,000	2,735,969
Xcel Energy, Inc., 3.4%, 6/01/2030	968,000	1,039,705
Xcel Energy, Inc., 3.5%, 12/01/2049	1,154,000	1,151,150
		$24,511,767
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$1,330,000	$1,271,516
Total Bonds		$1,015,990,587
Convertible Preferred Stocks – 1.1%
Automotive – 0.2%
Aptiv PLC, 5.5%	39,000	$6,157,710
Medical Equipment – 0.4%
Boston Scientific Corp., 5.5%	66,836	$7,168,829
Danaher Corp., 4.75%	1,324	2,025,866
		$9,194,695
Telecommunications - Wireless – 0.2%
T-Mobile USA, Inc., 5.25%	5,432	$6,121,375
Utilities - Electric Power – 0.3%
CenterPoint Energy, Inc., 7%	162,120	$6,755,541
Total Convertible Preferred Stocks		$28,229,321
Preferred Stocks – 0.3%
Computer Software - Systems – 0.3%
Samsung Electronics Co. Ltd.	114,868	$7,431,741
Investment Companies (h) – 5.0%
Money Market Funds – 5.0%
MFS Institutional Money Market Portfolio, 0.05% (v)	129,148,510	$129,148,510

Other Assets, Less Liabilities – (4.5)%		(118,174,396)
Net Assets – 100.0%		$2,601,010,690
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $129,148,510 and $2,590,036,576, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $162,660,295, representing 6.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,472,856,448	$6,121,375	$—	$1,478,977,823
Switzerland	24,097,191	—	—	24,097,191
Taiwan	15,717,874	—	—	15,717,874
United Kingdom	15,531,762	—	—	15,531,762
Netherlands	13,011,396	—	—	13,011,396
France	8,522,750	—	—	8,522,750
South Korea	—	7,431,741	—	7,431,741
Ireland	6,147,166	—	—	6,147,166
Germany	4,608,286	—	—	4,608,286
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	207,314,416	—	207,314,416
Non - U.S. Sovereign Debt	—	6,626,776	—	6,626,776
Municipal Bonds	—	10,743,187	—	10,743,187
U.S. Corporate Bonds	—	280,691,978	—	280,691,978
Residential Mortgage-Backed Securities	—	312,945,711	—	312,945,711
Commercial Mortgage-Backed Securities	—	61,877,339	—	61,877,339
Asset-Backed Securities (including CDOs)	—	68,549,240	—	68,549,240
Foreign Bonds	—	67,241,940	—	67,241,940
Mutual Funds	129,148,510	—	—	129,148,510
Total	$1,689,641,383	$1,029,543,703	$—	$2,719,185,086
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$118,744,977	$246,731,888	$236,328,355	$—	$—	$129,148,510
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$22,477	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.